PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Sensitivity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in Property Plant And Equipment [Line Items]
Change in fair value	$ 4,112	$ 2,413
25 bps increase in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(1,560)	(1,370)
25 bps increase in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(340)	(250)
25 bps decrease in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	1,750	1,440
25 bps decrease in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	370	260
5% increase in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	1,540	1,410
5% decrease in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(1,540)	(1,410)
North America | 25 bps increase in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(1,190)	(1,030)
North America | 25 bps increase in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(280)	(210)
North America | 25 bps decrease in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	1,300	1,060
North America | 25 bps decrease in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	310	220
North America | 5% increase in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	1,020	920
North America | 5% decrease in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(1,020)	(920)
Colombia | 25 bps increase in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(230)	(190)
Colombia | 25 bps increase in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(60)	(40)
Colombia | 25 bps decrease in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	310	250
Colombia | 25 bps decrease in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	60	40
Colombia | 5% increase in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	430	400
Colombia | 5% decrease in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	$ (430)	$ (400)
Brazil | Concession asset
Changes in Property Plant And Equipment [Line Items]
One time lease renewal term	30 years
Estimated service lives	32 years	32 years
Brazil | 25 bps increase in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	$ (60)	$ (90)
Brazil | 25 bps increase in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Brazil | 25 bps decrease in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	60	70
Brazil | 25 bps decrease in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Brazil | 5% increase in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	80	80
Brazil | 5% decrease in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(80)	(80)
Europe | 25 bps increase in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(80)	(60)
Europe | 25 bps increase in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Europe | 25 bps decrease in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	80	60
Europe | 25 bps decrease in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Europe | 5% increase in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	10	10
Europe | 5% decrease in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	$ (10)	$ (10)